GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Following the Company's acquisitions in 2021 and 2020, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2021 and 2020 are as follows:

	Year ended December 31, 2021
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2021	$1,153,023	$350,229	$1,503,252
Acquisitions (*)	108,183	(427)	107,756
Functional currency translation adjustments	(4,057)	(195)	(4,252)
As of December 31, 2021	$1,257,149	$349,607	$1,606,756
(*)Including adjustment of $427 resulting from finalization of purchase price allocations with respect to 2020.

	Year ended December 31, 2020
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2020	$1,114,680	$263,738	$1,378,418
Acquisitions	35,034	85,723	120,757
Functional currency translation adjustments	3,309	768	4,077
As of December 31, 2020	$1,153,023	$350,229	$1,503,252